Note 9 - Taxes on Income - Schedule of Greek refundable income tax (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Schedule of Investments [Abstract]
Current operations	$ 4,300	$ 12,800	$ 39,300
Nondeductible expenses
Less, Change in valuation allowance	(4,300)	(12,800)	(39,300)
Net refundable amount